Note 15 - Equity Incentive Plans - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Outstanding, options (in shares)	52,762
Outstanding, options, weighted average exercise price (in dollars per share)	$ 18.37
Outstanding, options, weighted average remaining contractual life (Year)	8 years 9 months 18 days	9 years 1 month 6 days
Granted, options (in shares)	113,500	49,212
Granted, options, weighted average exercise price (in dollars per share)	$ 1.74	$ 4
Granted, options, weighted average remaining contractual life (Year)	9 years 2 months 12 days
Forfeited/Cancelled, options (in shares)	(16,610)
Forfeited/Cancelled, options, weighted average exercise price (in dollars per share)	$ 3.2
Expired, options (in shares)	(3,113)
Expired, options, weighted average exercise price (in dollars per share)	$ 66.84
Outstanding, options (in shares)	146,539	52,762
Outstanding, options, weighted average exercise price (in dollars per share)	$ 6.18	$ 18.37
Exercisable, options (in shares)	25,068
Exercisable, options, weighted average exercise price (in dollars per share)	$ 26.06
Exercisable, options, weighted average remaining contractual life (Year)	8 years